Share-Based Compensation - RSUs activity under the long-term incentive plan (Details) - Restricted stock units [Member]						12 Months Ended
	Sep. 28, 2021	Sep. 28, 2020	Sep. 26, 2018	Sep. 29, 2017	Sep. 28, 2016 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance | $						22,889	18,493	60,338
Number of Shares, Granted	2,604,545	1,402,714	676,273	580,235	1,208,785	2,604,545	1,402,714
Number of Shares, Vested | $						(2,237,499)	(1,392,355)	(38,878)
Number of Shares, Forfeited | $						(3,415)	(5,963)	(2,967)
Number of Shares, Balance | $						386,520	22,889	18,493
Weighted Average Grant Date Fair Value, Balance						$ 3.88	$ 7.34	$ 7.98
Weighted Average Grant Date Fair Value, Granted						10.39	3.44
Weighted Average Grant Date Fair Value, Vested						10.37	3.47	8.29
Weighted Average Grant Date Fair Value, Forfeited						4.38	6.57	7.98
Weighted Average Grant Date Fair Value, Balance						$ 10.17	$ 3.88	$ 7.34